RELATED PARTY TRANSACTIONS - Narratives (Details)												9 Months Ended		12 Months Ended
	Sep. 26, 2024 USD ($)	Aug. 01, 2024 USD ($)	May 14, 2024 USD ($)	Feb. 29, 2024 USD ($)	Jan. 30, 2024 USD ($)	Jan. 22, 2024 USD ($)	Dec. 28, 2023 USD ($) EquityInstruments $ / shares	Feb. 27, 2023 USD ($)	Feb. 17, 2023 USD ($)	Feb. 14, 2023 USD ($)	Feb. 09, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 05, 2024
RELATED PARTY TRANSACTIONS
Conversion price | $ / shares							$ 3.5
Proceeds from related party												$ 227,500	$ 322,705	$ 360,000	$ 242,577
Repayment to related party debt												$ 445,000	$ 160,000	$ 160,000
Related party | Joel Solis
RELATED PARTY TRANSACTIONS
Promissory note face value							$ 155,000
Conversion price | $ / shares							$ 3.5
Proceeds from related party					$ 150,000			$ 60,000	$ 20,000	$ 45,000	$ 50,000
Repayment to related party debt	$ 105,000	$ 70,000		$ 150,000
Interest rate					0.00%											0.00%
Related party | Joel Solis | Subsequent event
RELATED PARTY TRANSACTIONS
Repayment to related party debt				$ 150,000
Interest rate																0.00%
Related party | Joel Solis | Solis Note
RELATED PARTY TRANSACTIONS
Shares issuable on conversion of debt | EquityInstruments							44,286
Related party | Adrian Beeston
RELATED PARTY TRANSACTIONS
Proceeds from related party			$ 27,500			$ 50,000
Repayment to related party debt	$ 25,000
Interest rate						0.00%
Related party | Adrian Beeston | Subsequent event
RELATED PARTY TRANSACTIONS
Proceeds from related party					$ 150,000	$ 50,000
Interest rate							0.00%